LEASES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
LEASES
Operating lease, term of agreements	The Company has various lease agreements with terms up to 10 years, comprising leases of office space		The Company has various lease agreements with terms up to 10 years, comprising leases of office space.
Operating lease expense	$ 54,124	$ 65,577	$ 260,664	$ 188,400
Operating lease weighted-average remaining lease term	6.47 years		6.6 years
Operating lease, weighted average discount rate	6.74%		6.74%
Finance lease, weighted average remaining lease term	2.93 years		3.2 years
Finance lease, interest expense	$ 3,507	$ 4,453	$ 11,576	13,759
Finance lease, weighted average discount rate	6.74%		6.74%
Finance lease, amortization expense	$ 19,580		$ 97,270	123,533
Finance lease total cash used	$ 22,358
Operating lease cash flows used in finance lease			$ 92,105	$ 85,804